Account Receivables, Net - Schedule of Account Receivables, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Account Receivables, Net [Abstract]
Account receivables, gross	$ 1,152,951	$ 1,154,703
Allowance for expected credit loss	(46,998)	(55,076)
Reversal of expected credit loss		84,503
Account receivables, net	$ 1,105,953	$ 1,184,130